Document and Entity Information	Jun. 25, 2025
Details
Registrant CIK	0001360442
Registrant Name	DOGECOIN CASH, INC.
SEC Form	8-K
Period End date	Jun. 25, 2025
Tax Identification Number (TIN)	20-1898270
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Securities Act File Number	000-53571
Entity Address, Address Line One	355 West Mesquite Blvd
Entity Address, Address Line Two	C70
Entity Address, City or Town	Mesquite
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89027
City Area Code	702
Local Phone Number	762-3123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false